Deferred Policy Acquisition Costs and Value of Business Acquired (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Value of Business Acquired
Balance at beginning of year	$ 238	$ 259	$ 277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1
Balance at end of year	$ 224	$ 238	$ 259